COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Line of Credit	$ 547	$ 521
Credit lines - Used	$ 66	$ 204